Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets

	Computer software
	2022	2021
	US$ in millions
Cost
At January 1	$157	$141
Additions	14	16
Disposals	(1)	—
At December 31	$170	$157

Accumulated amortization
At January 1	$(119)	$(100)
Amortization	(20)	(19)
Disposals	1	—
Exchange difference	(1)	—
At December 31	$(139)	$(119)

Carrying amount
At December 31	$31	$38

Gaming license
2022
US$ in millions
Cost
At January 1	$—
Additions	6
At December 31	$6

Accumulated amortization
At January 1	$—
Amortization	(6)
At December 31	$(6)

Carrying amount
At December 31	$—